Acquisition of Asanko Gold - Summary of Key Assumptions Used to Determine Fair Value of Redeemable Preference Shares at Acquisition (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Par value of the preference shares			$ 165.0
Market-related interest rate	7.85%	8.50%	7.85%
Expected redemption period - 2020 to 2023	5 years	8 years	5 years